Employee Benefit Plans (Significant Weighted-Average Assumptions Used And Cost For The Plans) (Details)	Aug. 31, 2021	Aug. 31, 2020
SERP [Member] | Accrued Benefit Obligation [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.10%	2.70%
Rate of compensation increase	3.00%	3.00%
SERP [Member] | Benefit Cost [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.70%	2.90%
Rate of compensation increase	3.00%	3.00%
ERP [Member] | Accrued Benefit Obligation [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	3.10%	2.70%
Rate of compensation increase	3.00%	3.00%
ERP [Member] | Benefit Cost [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Discount rate	2.70%	2.90%
Rate of compensation increase	3.00%	3.00%